Material Estimates and Judgements	12 Months Ended
Jun. 30, 2025
Material Estimates and Judgements [Abstract]
Material estimates and judgements

9 Material estimates and judgements

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgement in applying the group’s accounting policies.

This note provides an overview of the areas that involved a higher degree of judgement or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong due to changes in estimates and judgements. Detailed information about each of these estimates and judgements is included in other notes together with information about the basis of calculation for each affected line item in the financial statements.

Estimates and judgements are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.

The areas involving judgement or estimation are detailed below.

(a) Judgements

(i) Impairment

The group’s intangible assets are assessed for impairment at each reporting period.

Management has considered the following potential indicators:

●	The market capitalization of Radiopharm Theranostics Limited on the Australian Securities Exchange on the impairment testing date of 30 June 2025 in excess of the net book value of assets;

●	The scientific results and progress of the trials;

●	Comparisons with companies in a similar field of development and similar stage; and

●	Changes in growth of the biotech sector.

Management have identified an indicator of impairment in the year ended 30 June 2024 and has completed further testing as detailed in note 6(b)(viii). As at 30 June 2025, no indicators of impairment were identified.

(ii) Pharma15 - ready for use

Management assesses the Pharma15 asset at each reporting period to determine if it is ready for use.

Management has considered the following indicators:

●	Progression of the research and development programs;

●	Application for patents and the life of the patents;

Management have determined that as there are currently no patents for the asset, it is not ready for use.

(iii) Joint venture

As set out in note 12(b), Radiopharm established a joint venture in the year ended 30 June 2023, Radiopharm Ventures LLC, with MD Anderson. Radiopharm has increased ownership of the joint venture from 51% at 30 June 2024 to 75% at 30 June 2025. Under the agreement, based on the structure and substance of the agreement, management have assessed there to be ‘control’ by Radiopharm in the joint venture, based on the governance structure of the joint venture, the split of voting rights, and the assessment of the rights (substantive or protective) held by Radiopharm and MD Anderson.

On the basis that management have assessed there to be control, the joint venture has been consolidated in these financial statements.

Based on the structure and substance of the Joint Venture, management has assessed Radiopharm to have control at the year ended 30 June 2025.

(iv) Acquisition of Pharma15

During the year ended 30 June 2023, the group acquired Pharma15. Management assessed at the date of acquisition whether the acquisition represented a business combination under IFRS 3 - Business Combinations. On the basis that Pharma15 did not have outputs and the processes acquired were not substantive in nature, management concluded that a business was not acquired, consequently accounting for the acquisition as an asset acquisition.

(b) Estimates

(i) R&D tax incentive income accrual

The group’s research and development (R&D) activities are eligible under an Australian government tax incentive for eligible expenditure. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. Amounts are recognised when it has been established that the conditions of the tax incentive have been met and that the expected amount can be reliably measured.

Judgement is applied to each transaction the group incurs each financial year, by determining a percentage of each transaction that relates to R&D.

R&D income is determined using eligibility criteria and percentages of eligibility estimated by management. These estimated eligibility percentages determine the base for which the R&D tax rebate is calculation and therefore is subject to a degree uncertainty.

(ii) Useful life of intangible assets

Management have assessed that “ready for use” for the group is not the commercialization of an intangible asset but rather the goal to develop intangible assets to a point that a trade sale of a license is more likely. They have concluded that all intangible asset’s, excluding Pharma 15, are “ready for use” and have applied judgement over the period which each asset is expected to be available for use by the entity.

The life of the asset is indeterminate at this stage of development. The maximum life in which the group has control of the intangible asset can be determined by the length of legal protection of the intellectual property (IP) covered by the patent life over the IP. The life of an asset is determined by reference to that IP protection, subject to reassessment each year, taking into consideration changing expectations about possible timing of trade sale of a license.

The useful life is determined using the expiry date of the last patent to expire. These dates determine the life of the IP and therefore is subject to a degree uncertainty.

(iii) Share-based payments

The assessed fair value of options at grant date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

This model requires the following inputs which involve judgements to be made:

●	Volatility rate is calculated by analyzing the movement of the closing share price each day for the term of the option preceding grant date; and

●

Risk-free rate is obtained by referencing to the Capital Market Yields for Government Bonds supplied by the RBA.

The rate is selected by determining what the rate is at the date the options are granted to the holder.

Additionally, there are different rates supplied by the RBA each day dependent on the terms of the bond (2, 3, 5, 10 years). The term of the option will determine which rate is used (i.e. a 5 year term will use the 5 year bond rate). If an options term is between two terms for example 4 years, the rate that is used is that of the lower term i.e. the 3 year bond rate.

These inputs determine the value of each share-based payment and therefore it is subject to a degree of uncertainty.

(iv) Contingent consideration

The amortized cost of the group’s contingent consideration relating to the acquisition of licenses is estimated using a present value technique which discounts the management’s estimate of the probability that the milestone will be achieved. Management’s assessment of the probability is based on their experience and considering industry information on clinical trial success rates and related parameters.

At the end of the reporting year, the group has applied judgement to multiple milestones detailed in note 13. Refer to Note 5(e) where the interest rate has been disclosed.

The probability of achieving each milestone is a significant input in determining the amortized cost of the consideration and therefore is subject to uncertainty.

The amortized cost of contingent consideration is sensitive to changes in the probability of clinical trial success and the timeframe for completion of those clinical trials. These sensitivities are interdependent. A 1% change in the probability of clinical trial success or a 1 year reduction in the timeframe for completion of clinical trials would have a material impact on the carrying value of contingent consideration.

(v) Lantheus strategic development services contract

During the year ended 30 June 2025, the group entered into a strategic development services contract with Lantheus to advance clinical development of innovative radiopharmaceuticals in Australia. Under the contract, Radiopharm will lead the clinical development efforts in Australia while Lantheus covers all the clinical development costs associated with the program.

Radiopharm will also receive up to US$2 million as one-off milestone payments upon achieving key clinical development objectives. Each payment will be made after each milestone is completed. At 30 June 2025 no milestones had been met.

Under the Lantheus contract, the Group has promised to deliver and manage the clinical development program. This has been assessed as a single performance obligation as it is a significant service of integrating the interrelated clinical trial activities into one combined output.

The Group incurs internal and external costs, which are recouped over time, once certain criteria are met. These costs and recoupments are forecast at reporting date, over the expected development period of 3 years, to determine the expected percentage of completion at different stages of the overall contract. Management apply judgement in the use of assumptions in the forecast, including the probability of the costs being determined with reasonable accuracy, their timing, and their eligibility to be recouped, to develop a pattern of expected percentage completion at each stage of the project. In doing so, management make judgments on the likelihood of overall project success, including meeting strict criteria for progress payments and for milestone payments. Future revenue is only included in the model to the extent it is highly probable. The probability assigned to each milestone determines the value of the consideration and therefore is subject to a degree of uncertainty, and at this time those amounts are considered not sufficiently probable to recognize. The discount rate used at 30 June 2025 was 10.27%.

The Company is acting as a principal in the arrangement as it has control of the services provided before they are transferred to the Customer and is the primary contracting party for any third party contractors appointed. This includes contracting third-parties under the scope of the work orders and utilizing their employees skillset’s to complete the project. There are no fixed fees payable under the arrangement. Accordingly, the Company will recognize revenue from the arrangement on a gross basis.

The group has determined that certain variable consideration is constrained and has not been considered in the transaction price for revenue recognition. This was assessed based on management’s estimate of the probability of the milestones achievement. Management’s assessment of the probability is based on their experience and considering industry information on clinical trial success rates and related parameters. These amounts will be reassessed in future periods.

Revenue is recognized over time based on the Group’s measure of progress towards completion of the performance obligation. A cost input method has been used as there is no clear output that can easily be tracked, however the Group is able to forecast the expenditure required to complete the project and track the completion on a monthly basis based on invoices and the time put into the over the expected development period of 3 years. The transaction price includes an upfront payment which has been assessed to meet the definition of a significant financing component.

At 30 June 2025, the Group recognized $3,633,422 as revenue, $3,594,146 as cost of sales and $1,720,551 as deferred revenue. Please refer to note 20 for additional details on the accounting policy.